Label	Element	Value
Victory Munder Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Victory Funds

Victory Munder Small Cap Growth Fund

Supplement dated April 7, 2017

to the Prospectus dated November 1, 2016 (“Prospectus”)

The Prospectus is revised to reflect additional information about sales charge reductions and waivers with respect to Class A shares of the Victory Munder Small Cap Growth Fund (“Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Munder Small Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	1. The following is added the paragraph under “Fund Fees and Expenses” found on Page 1 of the Prospectus:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

More information about sales charge discounts and other discounts available through certain financial intermediaries is also available in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund’s Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.